Shareholder Report, Average Annual Return (Details) 195749_LifeX 2030 Income Bucket ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
LifeX 2030 Income Bucket ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LifeX 2030 Income Bucket ETF NAV
Average Annual Return, Percent	0.98%
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	1.04%